Stock Based Compensation (Tables)	9 Months Ended
Sep. 30, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Option Activity

The following table summarizes the status of the Company’s stock option activity granted under the Plans to employees, directors, and consultants (in thousands, except stock option amounts):

	Stock Options	Weighted- Average Exercise price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31,2014	5,355,316	$4.48	7.47	$5,485
Granted	5,028,328	7.44	—
Exercised	(29,760)	2.05	—
Forfeited	(594,200)	5.38	—
Expired	(2,000)	1.88	—

Outstanding at December 31, 2015	9,757,684	5.96	7.95	29,687
Granted	1,109,400	9.34	—
Exercised	(13,440)	3.71	—
Forfeited	(257,084)	2.67	—
Cancelled	(1,280,000)	7.50	—
Expired	(35,871)	2.09	—

Outstanding at December 31, 2016	9,280,689	6.26	7.26	43,994

Vested and exercisable at December 31,2016	6,845,754	5.62	6.73	36,798

Granted	1,691,232	11.28	—
Exercised	(178,520)	6.77	—
Forfeited	(86,677)	8.96	—
Expired	(9,323)	3.57	—

Outstanding at September 30, 2017 (unaudited)	10,697,401	$7.02	7.26	$112,169

Vested and exercisable at September 30, 2017 (unaudited)	7,887,583	$5.99	6.56	$90,862

Schedule of Weighted Average Assumptions Used as Inputs to Black-Scholes Model

The following table summarizes the weighted-average assumptions used as inputs to the Black-Scholes model during the periods indicated:

	Year Ended December 31,		Nine Months Ended September 30,
	2015	2016	2016	2017
			(unaudited)
Weighted average grant date fair value	$4.25	$5.53	$5.29	$6.90
Expected dividend yield	—%	—%	—%	—%
Expected stock price volatility	62%	65%	65%	66%
Risk-free interest rate	1.56%	1.29%	1.19%	1.74%
Expected life of options (in years)	5.9	6.0	5.9	6.2

Schedule of Restricted Stock Activity

The following table summarizes restricted stock activity:

	Shares of Restricted Stock	Weighted Average Fair Value
Nonvested at January 1, 2015	965,554	$4.55
Granted	1,200,000	5.50
Vested	(806,667)	5.00

Nonvested at December 31, 2015	1,358,887	5.13
Granted	711,982	9.00
Vested	(1,408,887)	5.27

Nonvested at December 31, 2016	661,982	9.00
Granted	—	9.00
Vested	(421,982)	9.00

Nonvested at September 30, 2017	240,000	$9.00

Schedule of Stock-Based Compensation Cost

The components of stock-based compensation and the amounts recorded within research and development expenses and selling, general, and administrative expenses in the Company’s consolidated statements of operations and comprehensive loss consisted of the following for the years ended December 31, 2015 and 2016 and for the nine months ended September 30, 2016 and 2017 (in thousands):

	Year Ended December 31,		Nine Months Ended September 30,
	2015	2016	2016	2017
			(unaudited)
Stock options	$8,932	$10,977	$6,196	$5,690
Restricted stock expense	4,035	8,534	3,973	1,620
Stock awarded to directors and officers	2,560	—	—	4,400

Total stock-based compensation expense	$15,527	$19,511	$10,169	$11,710

Cost of sales	$—	$—	$—	$96
Research and development expenses	$5,600	$8,573	4,984	1,475
Selling, general, and administrative expenses	9,927	10,938	5,185	10,139

Total stock-based compensation expense	$15,527	$19,511	$10,169	$11,710